Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net (loss) income	$ (299,442)	$ 44,475	$ 100,143
Other comprehensive income (loss):
Unrealized (loss) gain on qualifying cash flow hedging instruments (note 12)	(905)	(1,564)	696
Realized loss on qualifying cash flow hedging instruments (note 12)	1,186	64	0
Other comprehensive income (loss)	281	(1,500)	696
Comprehensive (loss) income	(299,161)	42,975	100,839
Non-controlling interests in comprehensive (loss) income	3,764	11,858	13,911
Preferred unitholders' interest in comprehensive (loss) income	42,065	45,836	28,609
General and limited partners' interest in comprehensive (loss) income	(344,990)	(14,719)	48,218
Dropdown Predecessor
Net (loss) income	0	0	10,101
Other comprehensive income (loss):
Comprehensive (loss) income	$ 0	$ 0	$ 10,101